SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SHARE REPURCHASE PROGRAM (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 28, 2015 USD ($)	Aug. 24, 2015 USD ($)	Dec. 18, 2014 USD ($)
Share Repurchase Program
Share repurchase program, effective period	12 months
Shares repurchased, value | ¥	¥ 0	¥ 0		¥ 39,402,000
ADS | 2014 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)							$ 10,000,000
ADS | August 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)						$ 6,000,000
Number of shares repurchased | shares			166,802	166,802
Shares repurchased, value			$ 1,185,000	¥ 7,659,000
ADS | December 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)					$ 5,000,000
Number of shares repurchased | shares			691,364	691,364
Shares repurchased, value			$ 4,912,000	¥ 31,743,000